SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS International Fund DWS International VIP DWS Equity Dividend Fund DWS Emerging Markets Equity Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of each fund’s prospectus.

Thomas Voecking, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

Juergen Foerster, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

Johannes Prix, PhD, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of each fund’s prospectus.

Thomas Voecking, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

●	Joined Deutsche Bank in 1991. Other company positions include analyst at DB Research, Head of the Strategic Asset Consulting team, and overlay portfolio manager and product specialist.

●	Portfolio Manager, Market Research Strategies: Frankfurt.

●	MS, University of Muenster.

Juergen Foerster, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

●
Joined Deutsche Asset & Wealth Management in 2005 with 20 years of prior industry experience. Prior to joining, he was responsible for equity investments at Zürich Versicherung Deutschland for 15 years and at CommerzInvest for three years.

●	Portfolio Manager, Market Research Strategies: Frankfurt.

●	Completed bank training program at Commerzbank, Mannheim; Bankfachwirt from Bankakademie, Frankfurt.

Johannes Prix, PhD, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

●	Joined Deutsche Asset & Wealth Management in 2008. Prior to joining, he was an Assistant Professor at Vienna University of Economics.

●	Portfolio Manager, Market Research Strategies: Frankfurt.

●	MSc in Mathematics, University of Graz; PhD in Finance, Vienna University of Economics.

Please Retain This Supplement for Future Reference

August 26, 2013
PROSTKR-295

Deutsche Asset & Wealth Management